Quarterly Report
September 30, 2021
MFS®  Prudent Investor Fund
FPP-Q1

Portfolio of Investments
9/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 50.3%
Aerospace & Defense – 1.3%
Safran S.A.	5,857	$734,351
Alcoholic Beverages – 1.3%
Heineken Holding N.V.	3,040	$264,265
Heineken N.V.	4,664	484,835
		$749,100
Apparel Manufacturers – 1.0%
Adidas AG	1,799	$566,877
Automotive – 0.9%
Knorr-Bremse AG	4,868	$522,383
Business Services – 1.4%
Accenture PLC, “A”	2,484	$794,681
Cable TV – 1.9%
Charter Communications, Inc., “A” (a)	1,491	$1,084,792
Computer Software – 7.5%
Check Point Software Technologies Ltd. (a)	9,303	$1,051,611
Citrix Systems, Inc.	7,404	794,968
Oracle Corp.	8,379	730,062
Oracle Corp. Japan	7,900	695,092
Sage Group PLC	112,507	1,073,810
		$4,345,543
Computer Software - Systems – 2.4%
Amadeus IT Group S.A. (a)	10,095	$663,166
Constellation Software, Inc.	455	745,408
		$1,408,574
Consumer Products – 1.4%
Kao Corp.	12,900	$768,608
Kose Corp.	300	35,958
		$804,566
Consumer Services – 1.1%
Booking Holdings, Inc. (a)	269	$638,571
Electrical Equipment – 1.3%
Legrand S.A.	6,803	$729,645
Electronics – 1.2%
Kyocera Corp.	10,900	$681,411
Food & Beverages – 2.1%
Danone S.A.	7,544	$514,915
Nestle S.A.	5,599	673,666
		$1,188,581
Forest & Paper Products – 1.0%
Rayonier, Inc., REIT	16,775	$598,532

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
General Merchandise – 1.5%
Costco Wholesale Corp.	1,937	$870,391
Insurance – 0.8%
Swiss Re Ltd.	5,287	$450,357
Internet – 3.4%
Alphabet, Inc., “A” (a)	730	$1,951,670
Leisure & Toys – 1.3%
Nintendo Co. Ltd.	1,500	$729,688
Other Banks & Diversified Financials – 1.2%
S&P Global, Inc.	1,692	$718,914
Precious Metals & Minerals – 1.2%
VanEck Vectors Gold Miners ETF (a)	7,398	$230,598
VanEck Vectors Junior Gold Miners ETF (a)	14,856	485,237
		$ 715,835
Printing & Publishing – 2.4%
Wolters Kluwer N.V.	13,380	$1,414,305
Real Estate – 5.8%
LEG Immobilien AG	16,273	$2,303,449
Vonovia SE, REIT	17,075	1,026,521
		$ 3,329,970
Specialty Chemicals – 1.2%
Nitto Denko Corp.	9,700	$691,235
Telecommunications - Wireless – 1.9%
KDDI Corp.	34,200	$1,130,225
Telephone Services – 1.1%
Hellenic Telecommunications Organization S.A.	13,447	$252,648
Infrastrutture Wireless Italiane S.p.A.	34,704	387,008
		$ 639,656
Trucking – 1.3%
Yamato Holdings Co. Ltd.	29,500	$747,878
Utilities - Electric Power – 1.4%
Iberdrola S.A.	78,712	$786,141
Total Common Stocks		$29,023,872
Bonds – 39.5%
Automotive – 0.6%
IAA Spinco, Inc., 5.5%, 6/15/2027 (n)	$310,000	$323,950
Broadcasting – 0.7%
WMG Acquisition Corp., 3.875%, 7/15/2030 (n)	$400,000	$416,000

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 1.2%
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		$325,000	$336,050
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)		130,000	131,462
Standard Industries, Inc., 3.375%, 1/15/2031 (n)		267,000	254,104
			$ 721,616
Business Services – 0.6%
Switch Ltd., 3.75%, 9/15/2028 (n)		$260,000	$263,900
Switch Ltd., 4.125%, 6/15/2029 (n)		100,000	102,625
			$ 366,525
Computer Software – 0.2%
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		$130,000	$130,254
Computer Software - Systems – 0.6%
Fair Isaac Corp., 4%, 6/15/2028 (n)		$316,000	$323,900
Consumer Products – 0.3%
Coty, Inc., 6.5%, 4/15/2026 (n)		$200,000	$204,930
Consumer Services – 1.2%
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		$260,000	$264,987
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		15,000	14,822
Match Group, Inc., 5%, 12/15/2027 (n)		80,000	83,738
Match Group, Inc., 4.625%, 6/01/2028 (n)		320,000	334,552
			$ 698,099
Electronics – 0.6%
Sensata Technologies B.V., 5%, 10/01/2025 (n)		$230,000	$253,287
Sensata Technologies, Inc., 3.75%, 2/15/2031 (n)		103,000	103,705
			$ 356,992
Financial Institutions – 0.5%
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		$173,987	$170,942
Global Aircraft Leasing Co. Ltd., 6.5%,(6.5% cash or 7.25% PIK) 9/15/2024 (n)(p)		105,000	97,314
			$ 268,256
Insurance - Property & Casualty – 0.6%
Hub International Ltd., 7%, 5/01/2026 (n)		$315,000	$325,631
Medical & Health Technology & Services – 0.5%
Charles River Laboratories International, Inc., 4%, 3/15/2031 (n)		$265,000	$277,648
Medical Equipment – 0.5%
Teleflex, Inc., 4.625%, 11/15/2027		$255,000	$265,838
Midstream – 0.3%
Peru LNG, 5.375%, 3/22/2030		$200,000	$162,000
Specialty Chemicals – 0.5%
Univar Solutions USA, Inc., 5.125%, 12/01/2027 (n)		$263,000	$276,137
Telecommunications - Wireless – 0.8%
SBA Communications Corp., 3.875%, 2/15/2027		$205,000	$212,431
SBA Communications Corp., 3.125%, 2/01/2029 (n)		265,000	256,057
			$ 468,488
Transportation - Services – 0.5%
Q-Park Holding I B.V., 2%, 3/01/2027	EUR	265,000	$292,842

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 28.8%
U.S. Treasury Bonds, 1.75%, 3/31/2022	$2,465,000	$2,485,798
U.S. Treasury Notes, 1.5%, 10/31/2021	1,565,000	1,566,839
U.S. Treasury Notes, 1.5%, 11/30/2021	1,650,000	1,653,899
U.S. Treasury Notes, 2%, 12/31/2021	2,470,000	2,481,920
U.S. Treasury Notes, 1.375%, 1/31/2022	1,750,000	1,757,697
U.S. Treasury Notes, 1.75%, 6/30/2022	2,460,000	2,490,558
U.S. Treasury Notes, 1.75%, 9/30/2022	2,425,000	2,465,354
U.S. Treasury Notes, 1.625%, 12/15/2022	1,695,000	1,725,391
		$16,627,456
Utilities - Electric Power – 0.5%
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	$125,000	$132,325
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	170,000	170,425
		$ 302,750
Total Bonds		$22,809,312
Investment Companies (h) – 12.4%
Money Market Funds – 12.4%
MFS Institutional Money Market Portfolio, 0.04% (v)	7,124,687	$7,124,687
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.7%
Currency Options – 0.0%
HKD/USD – November 2021 @ HKD 7.85	Put/Call	JPMorgan Chase Bank N.A.	$ 877,613	HKD 6,832,000	$170
HKD/USD – November 2021 @ HKD 7.85	Put/Call	Morgan Stanley Capital Services, Inc.	884,935	HKD 6,889,000	259
HKD/USD – December 2021 @ HKD 7.85	Put/Call	Morgan Stanley Capital Services, Inc.	346,832	HKD 2,700,000	151
					$580
Internet – 0.2%
Tencent Holdings Ltd. – September 2023 @ HKD 510	Call	Goldman Sachs International	$ 551,162	94	$96,657
Market Index Securities – 0.5%
Euro Stoxx 50 Index – December 2021 @ EUR 3,000	Put	Goldman Sachs International	$ 328,237	7	$1,119
Euro Stoxx 50 Index – December 2021 @ EUR 3,200	Put	Goldman Sachs International	468,909	10	2,328
Euro Stoxx 50 Index – March 2022 @ EUR 3,200	Put	Goldman Sachs International	937,819	20	12,024
Euro Stoxx 50 Index – June 2022 @ EUR 3,300	Put	Goldman Sachs International	937,819	20	23,283
Russell 2000 Index – December 2021 @ $1,100	Put	Goldman Sachs International	220,437	1	160
Russell 2000 Index – December 2021 @ $1,150	Put	Goldman Sachs International	661,312	3	570
Russell 2000 Index – December 2021 @ $1,200	Put	Goldman Sachs International	661,312	3	660
Russell 2000 Index – December 2021 @ $1,250	Put	Goldman Sachs International	661,312	3	780
Russell 2000 Index – December 2021 @ $1,300	Put	Goldman Sachs International	661,312	3	900
Russell 2000 Index – December 2021 @ $1,350	Put	Goldman Sachs International	881,749	4	1,440
Russell 2000 Index – December 2021 @ $1,400	Put	Goldman Sachs International	1,322,623	6	2,520
Russell 2000 Index – December 2021 @ $1,500	Put	Goldman Sachs International	1,322,623	6	3,540
Russell 2000 Index – March 2022 @ $1,650	Put	Goldman Sachs International	881,749	4	11,960
Russell 2000 Index – June 2022 @ $1,600	Put	Goldman Sachs International	881,749	4	20,480
Russell 2000 Index – June 2022 @ $1,900	Put	Goldman Sachs International	1,102,186	5	43,750
Russell 2000 Index – December 2022 @ $1,600	Put	Goldman Sachs International	661,312	3	21,150
Russell 2000 Index – December 2022 @ $1,700	Put	Goldman Sachs International	1,102,186	5	54,300
S&P 500 Index – March 2022 @ $3,100	Put	Goldman Sachs International	861,508	2	7,196
S&P 500 Index – March 2022 @ $3,200	Put	Goldman Sachs International	1,292,262	3	12,750
S&P 500 Index – June 2022 @ $3,000	Put	Goldman Sachs International	861,508	2	10,400
S&P 500 Index – June 2022 @ $3,300	Put	Goldman Sachs International	1,292,262	3	24,570
S&P 500 Index – June 2022 @ $3,400	Put	Goldman Sachs International	1,292,262	3	26,280

Portfolio of Investments (unaudited) – continued
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts	Value ($)
Purchased Options – continued
Market Index Securities – continued
S&P 500 Index – December 2022 @ $2,900	Put	Goldman Sachs International	$ 1,292,262	3	$24,750
S&P/ASX 200 Index – December 2021 @ AUD 5,600	Put	JPMorgan Chase Bank N.A.	689,106	130	1,924
S&P/ASX 200 Index – December 2021 @ AUD 5,800	Put	JPMorgan Chase Bank N.A.	689,106	130	2,330
					$311,164
Total Purchased Options					$408,401
Other Assets, Less Liabilities – (2.9)%	(1,698,905)
Net Assets – 100.0%	$57,667,367
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,124,687 and $52,241,585, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $5,248,745, representing 9.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
Derivative Contracts at 9/30/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	301,753	EUR	254,631	JPMorgan Chase Bank N.A.	10/08/2021	$6,777
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$8,182,581	$268,156	$—	$8,450,737
Japan	—	5,480,095	—	5,480,095
Germany	3,852,353	605,631	—	4,457,984
Netherlands	—	2,163,405	—	2,163,405
France	—	1,978,911	—	1,978,911
United Kingdom	—	1,789,645	—	1,789,645
Spain	—	1,449,307	—	1,449,307
Switzerland	—	1,124,023	—	1,124,023
Israel	1,051,611	—	—	1,051,611
Other Countries	998,056	487,919	—	1,485,975
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	16,627,456	—	16,627,456
U.S. Corporate Bonds	—	5,458,758	—	5,458,758
Foreign Bonds	—	723,098	—	723,098
Purchased Currency Options	—	580	—	580
Mutual Funds	7,124,687	—	—	7,124,687
Total	$21,209,288	$38,156,984	$—	$59,366,272
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$6,777	$—	$6,777
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,190,425	$7,188,434	$8,254,172	$—	$—	$7,124,687
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$458	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2021, are as follows:
United States	62.3%
Japan	9.5%
Germany	7.2%
Netherlands	4.3%
France	3.4%
United Kingdom	3.1%
Spain	2.5%
Switzerland	1.9%
Israel	1.8%
Other Countries	4.0%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.